Derivatives and hedge accounting - Gross carrying value of derivatives used for cash flow hedge accounting (Details) - Derivatives [member] - Cash flow hedges [member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Market risk [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedging instruments [table]
Hedging instrument, assets	€ 73	€ 774
Hedging instrument, liabilities	285	21
Interest rate risk [member] | Interest rate swap [member]
Disclosure of detailed information about hedging instruments [table]
Hedging instrument, assets	(437)	2,271
Hedging instrument, liabilities	€ 781	€ 545